                                                        OppenheimerFunds, Inc.
                                                      Two World Financial Center
                                                    225 Liberty Street, 11th Floor
                                                        New York, NY 10281-1008

Robert Hawkins
Assistant Vice President &
Assistant Counsel

August 31, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

       Re:        Oppenheimer Real Estate Fund
                  Registration Nos.333-74582; 811-10589

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of  Additional  Information  that would have been filed  pursuant to Rule 497(c)
under the  Securities  Act  would  not have  differed  from  that  contained  in
Post-Effective  Amendment No.10 to the  Registrant's  Registration  Statement on
Form N-1A,  which was filed  electronically  with the  Securities  and  Exchange
Commission on August 28, 2006.

                                                 Sincerely,

                                                 /s/ Robert Hawkins
                                                 ------------------------------------
                                                 Robert Hawkins
                                                 Assistant Vice President &
                                                 Assistant Counsel
                                                 212.323.5039
                                                 rhawkins@oppenheimerfunds.com

cc:    Mayer, Brown, Rowe & Maw LLP
       KPMG LLP
       Ernst & Young LLP
       Gloria LaFond